Derivative Liability - Summary of activity of derivative liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Balance	$ 237,061	$ 127,451	$ 26,627
Derivative due to mark to market adjustment	(77,058)	$ 100,824
Derivative loss due to new issuances	122,265
Debt discount	261,000
Reclass to share capital	$ (196,597)